CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Common Stock Class A Common Stock	Common Stock Class B Common Stock	APIC	Accumulated Deficit	Noncontrolling Interest
Balance at beginning of period at Dec. 31, 2021	$ (375)				$ (4,669)
Stock-based compensation	154			$ 154
Net (loss) income	4,167					$ 3,962
Balance at end of period (in shares) at Dec. 31, 2022		2,900,000	11,278,000
Balance at end of period at Dec. 31, 2022	5,595	$ 3	$ 11	2,611	(344)	3,314
Stock-based compensation	94			94
Warrants exercised (in shares)		2,200
Warrants exercised	12			12
Net (loss) income	(1,334)				(214)	(1,120)
Balance at end of period (in shares) at Mar. 31, 2023		2,902,200	11,278,000
Balance at end of period at Mar. 31, 2023	4,367	$ 3	$ 11	2,717	(558)	2,194
Balance at beginning of period (in shares) at Dec. 31, 2022		2,900,000	11,278,000
Balance at beginning of period at Dec. 31, 2022	5,595	$ 3	$ 11	2,611	(344)	3,314
Stock-based compensation	304			304
Warrants exercised (in shares)		2,200
Warrants exercised	12			12
Net (loss) income	(139)				(22)	(117)
Balance at end of period (in shares) at Jun. 30, 2023		2,988,916	11,278,000
Balance at end of period at Jun. 30, 2023	5,020	$ 3	$ 11	2,927	(366)	2,445
Balance at beginning of period (in shares) at Dec. 31, 2022		2,900,000	11,278,000
Balance at beginning of period at Dec. 31, 2022	5,595	$ 3	$ 11	2,611	(344)	3,314
Stock-based compensation	546			546
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)		89,459
Warrants exercised (in shares)		2,200
Warrants exercised	12			12
Warrant redemption accrual	(3,540)			(3,540)
Stock options exercised (in shares)		133
Distributions to holders of LLC Units	(1,968)					(1,968)
Net (loss) income	3,212				549	2,663
Balance at end of period (in shares) at Sep. 30, 2023		2,991,792	11,278,000
Balance at end of period at Sep. 30, 2023	3,857	$ 3	$ 11	(371)	205	4,009
Balance at beginning of period (in shares) at Dec. 31, 2022		2,900,000	11,278,000
Balance at beginning of period at Dec. 31, 2022	5,595	$ 3	$ 11	2,611	(344)	3,314
Stock-based compensation	706			706
Warrants exercised (in shares)		70,801
Warrants exercised	122			122
Stock options exercised (in shares)		7,883
Stock options exercised	29			29
Net (loss) income	(6,844)				(2,194)	(4,650)
Balance at end of period (in shares) at Dec. 31, 2023		3,478,776	10,868,000
Balance at end of period at Dec. 31, 2023	(3,682)	$ 3	$ 11	3,067	(2,538)	(4,225)
Balance at beginning of period (in shares) at Mar. 31, 2023		2,902,200	11,278,000
Balance at beginning of period at Mar. 31, 2023	4,367	$ 3	$ 11	2,717	(558)	2,194
Stock-based compensation	210			210
Net (loss) income	1,195				192	1,003
Balance at end of period (in shares) at Jun. 30, 2023		2,988,916	11,278,000
Balance at end of period at Jun. 30, 2023	5,020	$ 3	$ 11	2,927	(366)	2,445
Stock-based compensation	242			242
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)		2,743
Warrant redemption accrual	(3,540)			(3,540)
Stock options exercised (in shares)		133
Distributions to holders of LLC Units	(1,216)					(1,216)
Net (loss) income	3,351				571	2,780
Balance at end of period (in shares) at Sep. 30, 2023		2,991,792	11,278,000
Balance at end of period at Sep. 30, 2023	3,857	$ 3	$ 11	(371)	205	4,009
Balance at beginning of period (in shares) at Dec. 31, 2023		3,478,776	10,868,000
Balance at beginning of period at Dec. 31, 2023	(3,682)	$ 3	$ 11	3,067	(2,538)	(4,225)
Stock-based compensation	811			811
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)		195,088
Issuance related to vesting of restricted stock units, net of tax withholdings	0	$ 1		(1)
Warrants exercised (in shares)		39,101
Warrants exercised	215			215
Stock options exercised (in shares)		12,557
Stock options exercised	92			92
Issuance of stock in lieu of cash bonus, net of tax withholdings (in shares)		69,677
Issuance of stock in lieu of cash bonus, net of tax withholdings	912			912
Net (loss) income	(13,338)				(4,055)	(9,283)
Noncontrolling interest rebalancing	0			(1,615)		1,615
Balance at end of period (in shares) at Sep. 30, 2024		3,795,199	10,868,000
Balance at end of period at Sep. 30, 2024	(14,990)	$ 4	$ 11	3,481	(6,593)	(11,893)
Balance at beginning of period (in shares) at Jun. 30, 2024		3,788,446	10,868,000
Balance at beginning of period at Jun. 30, 2024	(8,772)	$ 4	$ 11	3,444	(3,903)	(8,328)
Stock-based compensation	149			149
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)		2,950
Stock options exercised (in shares)		3,803
Stock options exercised	10			10
Net (loss) income	(6,377)				(2,690)	(3,687)
Noncontrolling interest rebalancing	0			(122)		122
Balance at end of period (in shares) at Sep. 30, 2024		3,795,199	10,868,000
Balance at end of period at Sep. 30, 2024	$ (14,990)	$ 4	$ 11	$ 3,481	$ (6,593)	$ (11,893)